INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate reconciliation, difference due to tax effects
Profit / (loss) before tax from continuing operations	$ 26	$ 1,181	$ (248)
Income tax benefit / (expense) at statutory tax rate (25%)	(7)	(295)	62
Different tax rates in different jurisdictions	(28)	20	89
Non-deductible expenses	(210)	(90)	(120)
Non-taxable income	37	5	49
Adjustments in respect of previous years	(3)	(49)	(39)
Movements in (un)recognized deferred tax assets	(89)	(13)	(354)
Withholding taxes	(56)	(50)	45
Uncertain tax positions	(1)	6	(17)
Change in income tax rate	0	1	(6)
Other	(15)	33	78
Income tax benefit / (expense)	$ (342)	$ (498)	$ (369)
Effective tax rate	1315.40%	42.20%	(148.80%)
Netherlands
Effective income tax rate reconciliation, difference due to tax effects
Movements in (un)recognized deferred tax assets	$ (101)	$ (42)	$ (147)
Global Telecom Holding S.A.E
Effective income tax rate reconciliation, difference due to tax effects
Movements in (un)recognized deferred tax assets	$ 0	(43)	$ (213)
Egyptian Tax Authority | Global Telecom Holding S.A.E
Effective income tax rate reconciliation, difference due to tax effects
Other		$ 29